SUBSEQUENT EVENTS (Details) (Issuance of Equity [Member], USD $)	1 Months Ended	2 Months Ended
	Aug. 01, 2012	Aug. 27, 2012
Issuance of Equity [Member]
Subsequent Event [Line Items]
Options granted	200,000	243,483
Option exercise price	$ 1.18	$ 1.45
Number of options modified		121,740